Congress SMid Core Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299

October 22, 2018

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Congress SMid Core Opportunity Fund (the “Acquired Fund,” formerly named the “Congress All Cap Opportunity Fund”), a series of Professionally Managed Portfolios (the “Trust”).  After careful consideration, Congress Asset Management Company, LLP (“Congress” or the “Advisor”), the Acquired Fund’s investment adviser, has recommended and the Board of Trustees (the “Board”) of the Trust has approved the reorganization of the Congress SMid Core Opportunity Fund into the Congress Mid Cap Growth Fund (the “Acquiring Fund”) also an existing series of the Trust (the “Reorganization”). The Acquired Fund and the Acquiring Fund have identical investment objectives and similar investment strategies and risks.  The Acquired Fund and the Acquiring Fund have the same management fee but the Acquiring Fund has a lower total annual operating expense than the Acquired Fund.

As further explained in the enclosed Information Statement/Prospectus, the Reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”).  Pursuant to the Reorganization Agreement, holders of Retail Class and Institutional Class shares of the Acquired Fund will receive the equivalent aggregate net asset value of Retail Class and Institutional Class shares, respectively, of the Acquiring Fund that the shareholder held immediately prior to the Reorganization.  The shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.  While Congress is the investment adviser for both the Acquired Fund and the Acquiring Fund, the Acquired Fund and Acquiring Fund do have different portfolio managers responsible for day-to-day portfolio management.

It is expected that the Reorganization will be a tax-free exchange for shareholders for federal income tax purposes. The expenses related to the Reorganization Agreement (excluding brokerage costs, if any), including the costs associated with the delivery of this Information Statement/Prospectus, will be borne by Congress.

Congress and the Board believe that the Reorganization is in the best interests of each of the Acquired Fund and the Acquiring Fund and their respective shareholders, and that the interests of their respective shareholders will not be diluted as a result of the Reorganization. Several of the reasons the Advisor and the Board believe that the Reorganization is in the best interest of shareholders are the fact that the Funds had identical investment objectives and similar investment policies, that there will be no change in the investment adviser or other fund services providers, the expectation that the Acquiring Fund will have lower operating expenses than the Acquired Fund, the Funds have similar long term performance, the long-term viability of the Acquired Fund given its small size, the expectation that the Reorganization will be tax-free from a federal income tax perspective to shareholders of the Acquired Fund, and that the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization and will receive shares in the Acquiring Fund equal in value at the time of the Reorganization to their shares in the Acquired Fund. Other factors considered by the Board are described further in the Information Statement.

You may redeem shares of the Congress SMid Core Opportunity Fund in the ordinary course until the last business day before the closing of the Reorganization.  The Congress SMid Core Opportunity Fund is no longer available for purchase.  Redemption requests received after the closing of the Reorganization will be treated as redemption requests for shares of the Congress Mid Cap Growth Fund received in connection with the Reorganization.

More information on the Congress Mid Cap Growth Fund, the reasons for the proposed Reorganization and benefits to the Congress SMid Core Opportunity Fund’s shareholders is contained in the enclosed Information Statement/Prospectus.  You should review the Information Statement/Prospectus carefully and retain it for future reference.

We are providing this document for your information only, since shareholder approval is not required to effect the Reorganization under the Trust’s charter documents, Massachusetts state law or the laws of the Investment Company Act of 1940.  The Trust’s charter documents provide the Board of Trustees the power to merge assets and liabilities of the series of the Trust without shareholder approval.  Additionally, certain rules under the Investment Company Act of 1940 permit a merger of affiliated companies without obtaining shareholder approval if certain conditions are met.

The Reorganization is expected to close on or about the end of business on October 26, 2018.

Sincerely,

/s/ Daniel A. Lagan
Daniel A. Lagan, President
Managing Director
Congress Asset Management Company, LLP

INFORMATION STATEMENT/PROSPECTUS

October 22, 2018

REORGANIZATION OF

Congress SMid Core Opportunity Fund
(A series of Professionally Managed Portfolios)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299

IN EXCHANGE FOR SHARES OF

Congress Mid Cap Growth Fund
(A series of Professionally Managed Portfolios)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-888-688-1299

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY

This Information Statement/Prospectus is being furnished to shareholders of the Congress SMid Core Opportunity Fund (the “Acquired Fund,” formerly named the “Congress All Cap Opportunity Fund”), a series of Professionally Managed Portfolios (“PMP”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Professionally Managed Portfolios (“PMP”), on behalf of the Acquired Fund, a series of PMP, and PMP, on behalf of the Congress Mid Cap Growth Fund (the “Acquiring Fund”). The Reorganization Agreement provides for the reorganization of the Congress SMid Core Opportunity Fund into the Congress Mid Cap Growth Fund (the “Reorganization”).  PMP is an open-end investment management company organized as a Massachusetts business trust.  Congress Asset Management Company, LLP. (“Congress” or the “Advisor”) is the investment adviser to both the Acquired Fund and the Acquiring Fund.  Congress will continue to be responsible for providing investment advisory or portfolio management services to the Congress Mid Cap Growth Fund following the Reorganization.

If you need additional copies of this Information Statement/Prospectus, please contact Congress Asset Management at 1-888-688-1299 or in writing at Congress Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request.  For a free copy of the Congress SMid Core Opportunity Fund’s annual report for the fiscal year ended October 31, 2017 or its most recent semi-annual report dated April 30, 2018, please contact the Congress Asset Management at 1-888-688-1299 or in writing at Congress Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

How the Reorganization Will Work

•	The Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund.
•
The Acquiring Fund will issue that number of shares of its common stock to the Acquired Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Acquired Fund on the last business day preceding the closing of the Reorganization.

i

•
The Acquiring Fund will open accounts for the Acquired Fund’s shareholders, crediting the shareholders of the Acquired Fund, in exchange for shares of the Acquired Fund, with that number of full and fractional shares of the Acquiring Fund that is equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Acquired Fund at the time of the Reorganization.

•	PMP will then dissolve the Acquired Fund.

Congress and the PMP Board of Trustees (the “Board”) carefully considered the proposed Reorganization, as well as potential alternatives for the Acquired Fund, including its liquidation.  After careful consideration, the Board approved the Reorganization.  A copy of the form of the Reorganization Agreement is attached to this Information Statement/Prospectus as Appendix A.  The Reorganization Agreement is not required to be approved by the shareholders of the Acquired Fund.  Accordingly, shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Agreement.

This Information Statement/Prospectus sets forth the basic information regarding the Reorganization.  You should read it and keep it for future reference.

For simplicity, actions are described in this Information Statement/Prospectus as being taken by either the Acquired Fund or the Acquiring Fund, although all actions are actually taken by PMP, on behalf of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:

•
The Prospectus and Statement of Additional Information for the Congress SMid Core Opportunity Fund, dated February 28, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-18-001325)), as supplemented September 7, 2018 (on file with the SEC (http://www.sec.gov) (File No. 033-12213) (Accession No. 0000894189-18-005098)), is incorporated by reference.

•
The Prospectus and Statement of Additional Information for the Congress Mid Cap Growth Fund, dated February 28, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-18-001325)), as supplemented September 7, 2018 (on file with the SEC (http://www.sec.gov) (File No. 033-12213) (Accession No. 0000894189-18-005098)), is incorporated by reference.

•
The Annual Report of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund for the fiscal year ended October 31, 2017 (on file with the SEC (http://www.sec.gov) (File No. 811‑05037) (Accession No. 0000898531-18-000034)), is incorporated by reference.

•
The Semi-Annual Report of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund, dated April 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811‑05037) (Accession No. 0000898531-18-000394)), is incorporated by reference.

•	The Statement of Additional Information relating to this Information Statement/Prospectus dated February 28, 2018, is incorporated by reference.

This Information Statement/Prospectus will be mailed on or about October 24, 2018 to shareholders of record of the Congress SMid Core Opportunity Fund as of October 16, 2018 (the “Record Date”).

Copies of these materials and other information about PMP and the Congress SMid Core Opportunity Fund are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

Congress Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1‑866-688-1299 (toll free)
www.congressasset.com/funds
ii

Shareholder approval is not required to effect the Reorganization.  No action on your part is required to effect the Reorganization.

The SEC has not approved or disapproved the Congress Mid Cap Growth Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Congress SMid Core Opportunity Fund.

_____________________________________

iii

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein.  You should read carefully the entire Information Statement/Prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the Congress SMid Core Opportunity Fund to the Congress Mid Cap Growth Fund; (2) the issuance of shares of common stock by the Congress Mid Cap Growth Fund to the Congress SMid Core Opportunity Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Congress SMid Core Opportunity Fund, on the last business day preceding the closing of the Reorganization; (3) the opening of accounts by the Congress Mid Cap Growth Fund for the Congress SMid Core Opportunity Fund shareholders, the crediting of Congress Mid Cap Growth Fund shares, in exchange for their shares of the Congress SMid Core Opportunity Fund, with that number of full and fractional shares of the Congress Mid Cap Growth Fund that are equivalent in aggregate net asset value to the aggregate net asset value of  the shareholders’ shares in the Congress SMid Core Opportunity Fund at the time of the Reorganization; and (4) the ultimate redemption by PMP of the shares of the Congress SMid Core Opportunity Fund prior to its dissolution.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Information Statement/Prospectus.

Comparison of the Congress SMid Core Opportunity Fund to the Congress Mid Cap Growth Fund

	Congress SMid Core Opportunity Fund	Congress Mid Cap Growth Fund
Form of Organization	A diversified series of PMP, an open-end investment management company organized as a Massachusetts business trust.	Same.
Net Assets as of October 31, 2017 (the Funds’ most recent fiscal year end)	$27,206,669	$933,383,169
Investment Advisor and Portfolio Managers
Investment Advisor:
Congress Asset Management Company, LLP.

Portfolio Managers:
Matthew T. Lagan, Vice President, Advisor, and Portfolio Manager

John M. Beaver, Vice President, Advisor, and Portfolio Manager
		Same. Todd W. Solomon, Senior Vice President, Advisor, and Portfolio Manager Gregg O’Keefe, Executive Vice President, Advisor, and Portfolio Manager

Congress SMid Core Opportunity Fund	Congress Mid Cap Growth Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
Congress has contractually agreed to reduce its fees and pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/ Recoupment to 1.25% for the Retail Class and 1.00% for the Institutional Class of the Fund’s average net assets. The actual Total Annual Operating Expenses for fiscal year ending October 31, 2017 were 1.76% for the Retail Class and 1.51% for the Institutional Class.[1]

Congress has contractually agreed to reduce its fees and pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/ Recoupment to 1.10% for the Retail Class and 0.85% for the Institutional Class of the Fund’s average net assets.  The actual Total Annual Operating Expenses for the fiscal year ending October 31, 2017 were 1.05% for the Retail Class and 0.80% for the Institutional Class[1]

Investment Objective	The Fund seeks long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.	Same. Same.
Investment Policy
The Fund will not change its investment policy of investing at least 80% of its net assets in companies suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Same.
Principal Investment Strategies
The Advisor’s investment approach regarding the SMid Core Opportunity Fund is to primarily invest in small and mid-cap companies.

The Fund invests primarily in publicly traded stocks of US companies.

The Fund defines small and mid-size market capitalization as companies whose market cap is under $40 billion at the time of purchase.

The Fund’s investment premise is that market inefficiencies exist between fixed income and equity valuations which, if properly identified, can lead to investment opportunities which can be exploited. An analysis of a company’s entire capital structure can provide a unique insight into a purchase or sell decision of a particular stock. The Advisor seeks to uncover these inefficiencies for the Fund, and identify equity investment opportunities which may provide the opportunity for long term capital appreciation.

Under normal market conditions, the SMid Core Opportunity invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid cap companies.

The SMid Core Opportunity Fund may also invest up to 20% of its net assets in equity securities of large cap companies or investment grade debt securities, including corporate or commercial paper.

The Fund may also invest up to 20% of its total assets in equity securities of foreign companies which are U.S. dollar denominated and trade on a domestic U.S. exchange (including ADRs, EDRs and GDRs).

The Advisor may sell a security for a number of reasons including, but not limited to, a determination that the security no longer meets its investment criteria or if a new security is judged to be more attractive than a current holding.

The Fund may, from time to time, have significant exposure to one or more sectors of the market.

The Advisor’s investment approach regarding the Fund is to primarily invest in mid-cap companies.

Same.

The Fund defines mid-size market cap as those whose market cap, at the time of purchase, are consistent with the market cap of companies in the Russell midcap Growth Index. As of May 12, 2017, the market cap of companies in the Russell Midcap Growth Index ranged from $2.3 billion to $29 billion

The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth. The Advisor employs a “bottom-up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes earnings growth and free cash flow.

The Fund seeks to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies

The Fund may invest up to 20% of its net assets in equity securities of small-cap or large-cap companies.

Same.

Same.

Same.

1 The Fund changed fiscal year end from December 31 to October 31 effective at the close of business September 15, 2017.  Accordingly, the 2017 fiscal period consisted of 10 months.

Congress SMid Core Opportunity Fund	Congress Mid Cap Growth Fund
Temporary Strategies
Generally, the Advisor does not attempt to “time” the market, such as by shifting all or a significant portion of the portfolio in or out of the market in anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions. However, in order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position by reducing investments in equities and/or increasing investments in short-term fixed income securities. Each Fund may also invest without limit in cash and high quality cash equivalents such as investment grade commercial paper and other money market instruments. During such times, a Fund may not achieve its investment objective to the extent it makes temporary and/or cash investments. A defensive position, taken at the wrong time, may have an adverse impact on a Fund’s performance.
Same.
Fundamental and Non-Fundamental Investment Policies and Restrictions
For a more complete description of the Fund’s fundamental investment policies and restrictions, see Appendix B.

In general, the Fund has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) with respect to 75% of its assets, purchasing more than a certain amount in any one issuer, (2) borrowing money or issuing senior securities, (3) acting as an underwriter of securities issued by others, (4) concentrating its investments in any particular industry or group of industries, (5) investing directly in real estate or interests in real estate, (6) purchasing or selling physical commodities, and (7)  making loans.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in companies for the purpose of exercising control of management, (2) investing more than 15% of its net assets in illiquid securities.

The Fund is a diversified series of PMP.
Same. Same. Same. Same.

Congress SMid Core Opportunity Fund	Congress Mid Cap Growth Fund
Management and Other Fees
Management Fee.  0.60% of the Fund’s average daily net assets.

Administration Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank, National Association (“US Bank”).
Same. Same.
Distribution	Quasar Distributors, LLC provides distribution services to the Fund.	Same.
Expense Limitations
Congress Asset Management Company, LLP (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the SMid Fund to 1.25% and 1.00% of the SMid Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively (the “Expense Caps”). The Expense Caps are indefinite, and will remain in effect until at least February 29, 2020. Prior to April 30, 2017, the expense caps were 1.00% and 0.75% of the SMid Fund’s Retail Class shares’ Institutional Class shares’ average net assets, respectively. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The SMid Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap.

Congress Asset Management Company, LLP (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Fund to 1.10% and 0.85% of the Mid Cap Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively (the “Expense Caps”). The Expense Caps are indefinite, and will remain in effect until at least February 29, 2020. Prior to April 30, 2017, the expense caps were 1.00% and 0.75% of the Mid Cap Fund’s Retail Class shares’ Institutional Class shares’ average net assets, respectively. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Mid Cap Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap. Currently, the Mid Cap Fund is operating below the Expense Cap.

Congress SMid Core Opportunity Fund	Congress Mid Cap Growth Fund
Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.
Exchange Privilege	You may exchange your Fund shares for shares of other Congress Funds.	Same.
Selling Shares
Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.

If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus.  Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.
Same.

Comparison of Principal Risks of Investing in the Funds

A discussion regarding certain principal risks of investing in the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”) is set forth below.  Where applicable, differences between the Acquired Fund and the Acquiring Fund have been highlighted.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectus and the Statement of Additional Information.  As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund

•
General Market Risk (Both Funds):  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk (Both Funds): Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
•	Management Risk (Both Funds): The Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.
•
Foreign Securities Risk (Both Funds): Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Growth Style Investment Risk (Mid Cap Growth Fund):  Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Large Company Risk (Both Funds):  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small and Medium Company Risk (Both Funds):  Investing in securities of small or medium companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Debt Security Risk (SMid Core Opportunity Fund):  Debt securities are subject to the risk that they will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on debt securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Sector Focus Risk (Both Funds):  Investing a significant portion of a fund’s assets in one sector of the market exposes the fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Industrials Sector Risk (SMid Core Opportunity Fund): Industrial-related infrastructure assets may be adversely affected by supply and demand. Government regulation, world events, exchange rates, economic conditions, technological developments, will affect the performance of companies in the industrial sector.

Other Consequences of the Reorganization

Management Fee and Structure.  Congress serves as the investment adviser to both the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund.  After the Reorganization, Congress will continue to serve as investment adviser to the Congress Mid Cap Growth Fund.  Under an investment advisory agreement with the Funds, each Fund compensates Congress for its investment advisory services as shown in the table below.  For the twelve months ended October 31, 2017, Congress received the following net management fees as a percentage of average daily net assets.  The “net” management fee reflects the amount received because Congress was required to either waive a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments)
Congress SMid Core Opportunity Fund	0.60%	0.00%
Congress Mid Cap Growth Fund	0.60%	0.49%

The investment advisory agreement is further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.

Expense Limitation.  Congress and PMP have entered into an operating expense limitation agreement under which Congress has indefinitely agreed to waive its management fees and/or reimburse expenses of the Congress SMid Core Opportunity Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) will not exceed 1.25% for the Retail Class and 1.00% for the Institutional Class (the “Expense Cap”), as a percentage of the Fund’s average net assets, at least through February 29, 2020. Congress and PMP have entered into an operating expense limitation agreement under which Congress has indefinitely agreed to waive its management fees and/or reimburse expenses of the Congress Mid Cap Growth Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) will not exceed 1.10% for the Retail Class and 0.85% for the Institutional Class (the “Expense Cap”), as a percentage of the Fund’s average net assets, at least through February 29, 2020.  The Congress Mid Cap Growth Fund is currently operating below its Expense Cap. The agreements remain in effect indefinitely, and at a minimum through February 29, 2020, and may be terminated by the PMP Board.  A reimbursement may be requested by Congress if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses.

Past Performance

The following performance information provides some indication of the risks of investing in the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund.  The bar chart below illustrates how shares of the Funds’ total returns have varied from year to year.  The table below illustrates how the Funds’ average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Funds’ past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.  Updated performance information is available on the Funds’ website at www.congressasset.com/funds or by calling 1-888-688-1299.

Congress SMid Core Opportunity Fund
Calendar Year Total Returns as of December 31
Institutional Class

Highest Quarterly Return:	Q1, 2013	14.09%

Lowest Quarterly Return:	Q3, 2015	-9.49%

Congress Mid Cap Growth Fund
Calendar Year Total Returns as of December 31
Institutional Class

Highest Quarterly Return:	Q3, 2013	10.50%

Lowest Quarterly Return:	Q3, 2015	-7.65%

Average Annual Total Returns

The after-tax returns shown in the following tables are intended to show the impact of assumed federal income taxes on an investment in the Funds.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (investment company taxable income and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Average Annual Total Returns as of December 31, 2017
SMid Core Opportunity Fund	1 Year	5 Year	Since Inception (10/31/2012)
Institutional Class Shares
Return Before Taxes	21.71%	14.01%	14.22%
Return After Taxes on Distributions	21.23%	13.72%	13.93%
Return After Taxes on Distributions and Sale of Fund Shares	12.67%	11.22%	11.42%
Retail Class Shares
Return Before Taxes	21.38%	13.70%	13.91%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	21.13%	15.58%	15.48%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	24.46%	15.47%	15.75%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	15.57%

Average Annual Total Returns as of December 31, 2017
Mid Cap Growth Fund	1 Year	5 Year	Since Inception (10/31/2012)
Institutional Class Shares
Return Before Taxes	15.91%	14.79%	14.65%
Return After Taxes on Distributions	15.90%	14.32%	14.20%
Return After Taxes on Distributions and Sale of Fund Shares	9.02%	11.78%	11.69%
Retail Class Shares
Return Before Taxes	15.58%	14.53%	14.38%
Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)	15.27%	15.30%	15.66%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	15.57%

The Funds’ Fees and Expenses

The following Summary of Fund Expenses shows the current fees and expenses for the Congress SMid Core Opportunity Fund compared to the Congress Mid Cap Growth Fund (based on the twelve months ended April 30, 2018) and the pro forma fees and expenses of the Congress Mid Cap Growth Fund for the same period assuming the Reorganization had occurred on May 1, 2017.  Each of the Funds is subject to certain annual operating Fund expenses as indicated in the Summary below.

Summary of Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Congress SMid Core Opportunity Fund (Retail)	Congress SMid Core Opportunity Fund (Inst)	Congress Mid Cap Growth Fund (Retail)	Congress Mid Cap Growth Fund (Inst)	Congress Mid Cap Growth Fund (Retail) (Pro Forma)	Congress Mid Cap Growth Fund (Inst) (Pro Forma)
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Congress SMid Core Opportunity Fund (R)	Congress SMid Core Opportunity Fund (I)	Congress Mid Cap Growth Fund (R)	Congress Mid Cap Growth Fund (I)	Congress Mid Cap Growth Fund (R) (Pro Forma)	Congress Mid Cap Growth Fund (I) (Pro Forma)
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25%	0.00%	0.25%	0.00%	0.25%	0.00%
Other Expenses	0.89%	0.89%	0.21%	0.21%	0.21%	0.21%
Sub-Total Annual Fund Operating Expenses	1.74%	1.49%	1.06%	0.81%	1.06%	0.81%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.75%	1.50%	1.07%	0.82%	1.07%	0.82%
Expense Reduction/Reimbursement	-0.49%	-0.49%	0%	0%	0%	0%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.26%	1.01%	1.07%	0.82%	1.07%	0.82%

(1)	As of the fiscal year ended October 31, 2017.
(2)
The Total Annual Fund Operating Expenses for each Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section located in Appendix D of this Information Statement/Prospectus, which reflects the operating expenses of each Fund and does not include AFFE.

(3)
Congress Asset Management Company, LLP (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the SMid Fund to 1.25% and 1.00% of the SMid Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively (the “Expense Caps”).  The Expense Caps are indefinite, but will remain in effect until at least February 29, 2020.  Prior to April 30, 2017, the expense caps were 1.00% and 0.75% of the SMid Fund’s Retail Class shares’ Institutional Class shares’ average net assets, respectively.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.  The SMid Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap.

Example of Effect of Fund Expenses

The Example is intended to help you compare the costs of investing in the Congress SMid Core Opportunity Fund with the cost of investing in the Congress Mid Cap Growth Fund, assuming the Reorganization has been completed.  The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same (taking into account the Expense Cap for the first and second years only in the SMid Fund).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Congress SMid Core Opportunity Fund
Retail Class	$128	$453	$855	$1,979
Institutional Class	$103	$375	$723	$1,704
Congress Mid Cap Growth Fund
Retail Class	$109	$340	$590	$1,306
Institutional Class	$84	$262	$455	$1,014
Congress Mid Cap Growth Fund (Pro Forma)
Retail Class	$109	$340	$590	$1,306
Institutional Class	$84	$262	$455	$1,014

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the twelve months ended April 30, 2018, the portfolio turnover rate for the Congress SMid Core Opportunity Fund was 52% of the average value of its portfolio, and the portfolio turnover rate for the Congress Mid Cap Growth Fund was 39% of the average value of its portfolio.

Federal Income Tax Consequences of the Reorganization

As a non-waiverable condition to the Reorganization, each Fund will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code.  Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Congress Mid Cap Growth Fund shares received by each shareholder of the Congress SMid Core Opportunity Fund in the Reorganization should be the same as the tax basis and holding period of the Congress SMid Core Opportunity Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the shares received, the shares given up must have been held as capital assets by the shareholder.  In addition, the tax basis and holding period of the assets of the Congress SMid Core Opportunity Fund will be the same when acquired by the Congress Mid Cap Growth Fund in the Reorganization.  See “Information About the Reorganization – Federal Income Tax Consequences,” below.

At any time before the Reorganization takes place, a shareholder may redeem shares of the Acquired Fund. Generally, such redemption would be a taxable transaction to the shareholder for federal income tax purposes.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Information Statement/Prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this Information Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund, and the Reorganization Agreement.  Shareholders should read this entire Information Statement/Prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  Congress Asset Management Company, LLP is the investment adviser to both the Acquired Fund and the Acquiring Fund.  The Acquired Fund and the Acquiring Fund commenced operations at the same time on October 31, 2012.  The Acquired Fund and Acquiring Fund have very similar strategies.  However, the Acquired Fund has grown slowly since its inception, and as of October 16, 2018 the Acquired Fund had only approximately $22.3 million in assets.  At the current asset size, the Acquired Fund is unable to support its own expenses without significant input from the Advisor.

Congress believes that combining the Acquired Fund and the Acquiring Fund will benefit shareholders of the Acquired Fund who wish to maintain investments in a similar strategy as the increase in the size of the investment portfolio will allow for more diversification of their investments through the Acquiring Fund, which has similar long‑term performance, and lower total expenses, than the Acquired Fund. In addition, combining the portfolios will reduce the likelihood that Congress will find it necessary to liquidate the Acquired Fund because it can no longer subsidize the expenses of the Acquired Fund.  In considering Congress’ recommendation, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganization.  Pursuant to the Reorganization Agreement, Congress has agreed to bear all expenses incurred in connection with the Reorganization.

Following the Reorganization, the investment advisory fee paid by shareholders of the Congress Mid Cap Growth Fund will be the same as the investment advisory fee paid by shareholders of the Congress SMid Core Opportunity Fund (i.e., 0.60% of the Fund’s average daily net assets).  Congress has agreed to retain an Expense Cap for the Congress Mid Cap Growth Fund following the Reorganization, which is indefinite, but at a minimum through February 29, 2020. The current Expense Cap for the Congress Mid Cap Growth Fund is 1.10% and 0.85% for Retail Class and Institutional Class shares, respectively, which is lower than the current Expense Cap of 1.25% and 1.00% for Retail Class shares and Institutional Class shares, respectively, of the Congress SMid Core Opportunity Fund. In addition, the Congress Mid Cap Growth Fund is currently operating below the Expense Cap.  For both the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund, the expense limitation does not cover interest on tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses (“AFFE”) and dividends and interest on short portions.

Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the Congress SMid Core Opportunity Fund will be reorganized into the Congress Mid Cap Growth Fund.  The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  The Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.  The Acquired Fund shareholders will receive the Acquiring Fund shares based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Congress SMid Core Opportunity Fund will own that number of full and fractional shares of the Congress Mid Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Congress SMid Core Opportunity Fund as of the Valuation Time.  Such shares will be held in an account with the Congress Mid Cap Growth Fund identical in all material respects to the account currently maintained by the Congress SMid Core Opportunity Fund for such shareholder.

Until the Valuation Time, shareholders of the Congress SMid Core Opportunity Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Congress SMid Core Opportunity Fund’s transfer agent of a redemption request in good order.  Redemption requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption of shares of the Congress Mid Cap Growth received in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Congress SMid Core Opportunity Fund will be canceled on the books of the Congress Mid Cap Growth, and the transfer agent’s books of the Congress SMid Core Opportunity Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Congress SMid Core Opportunity Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on October 26, 2018, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Repositioning of the Congress SMID Core Opportunity Fund’s Portfolio Assets. While both the Acquired Fund and Acquiring Fund have identical investment objectives and similar investment strategies and risks, the Funds are of very different sizes and hold different securities. Accordingly, Congress currently estimates that, in order to maintain an optimized portfolio for the Acquiring Fund, a large portion of the holdings within the Congress SMid Core Opportunity Fund will be repositioned in the normal course of business.

While market and other conditions at the time of closing will impact the level and timing of the portfolio repositioning process, Congress estimates that under current conditions, approximately 75% of the Acquired Fund’s portfolio assets will be sold within a few weeks after the Reorganization.  This repositioning may result in shareholders of the combined Congress Mid Cap Growth Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred, although given the relative sizes of the two funds, such capital gains are not expected to be material.  Congress estimates that repositioning of securities will result in capital gains of approximately $2.3 million or 23 basis points of the Acquiring Fund’s net assets.

Transaction costs also may be incurred due to the repositioning of the portfolio. Congress believes that these portfolio transaction costs, including estimated commissions, may be approximately $9,744 (or less than one tenth of one basis point) of annual fund operating expenses.

Federal Income Tax Consequences.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Congress SMid Core Opportunity Fund.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of the Congress SMid Core Opportunity Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Congress SMid Core Opportunity Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund will each receive an opinion from the law firm of Schiff Hardin substantially to the effect that, based on certain facts, assumptions and representations made by the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b) No gain or loss generally will be recognized by an Acquired Fund upon the transfer of all of its assets to the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.

(c) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d) The adjusted tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

(e) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(g) The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(h) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.

As of October 31, 2017, the Acquired Fund and the Acquiring Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Acquired Fund and the Acquiring Fund identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of October 31, 2017, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in Congress SMid Core Opportunity Fund shareholders recognizing gain or loss with respect to each Congress SMid Core Opportunity Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of each Congress Mid Cap Growth Fund share received in exchange therefore.  In such event, a shareholder’s aggregate basis in the shares of the Congress Mid Cap Growth Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held the Congress SMid Core Opportunity Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders should consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Prior to the Closing Date, the Acquired Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date (after reduction for any capital loss carryforward). As of April 30, 2018, the Acquired Fund does not have any capital loss carryforwards.

Shareholders of the Acquired Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, such redemption would be a taxable transaction. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and non-U.S. tax laws.

Board Considerations

In considering and approving the Reorganization, the PMP Board considered the future of the Congress SMid Core Opportunity Fund and the advantages of reorganizing the Fund into the Congress Mid Cap Growth. Among other things, the PMP Board also reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided to the Board. The PMP Board adopted resolutions in favor of the Reorganization of the Acquired Fund and the Acquiring Fund by written consent on September 21, 2018.

In considering the Reorganization, the PMP Board took into account a number of additional factors.  Some of the more prominent considerations are discussed further below.  The PMP Board considered the following matters, among others and in no order of priority:

•
The Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth have an identical investment objective of seeking long-term capital appreciation and have similar principal investment strategies and risks;

•	The Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth have the same fundamental investment restrictions;
•	The Congress SMid Core Opportunity Fund and Congress Mid Cap Growth have the same investment adviser but different portfolio managers responsible for day-to-day management of the portfolio;
•	The Funds have similar long-term performance records, however due to its larger size, the Congress Mid Cap Growth Fund has a more diversified portfolio;
•	The costs and expenses of any portfolio repositioning after the closing are not expected to be material to the shareholders of the combined Acquiring Fund;
•	The PMP Board will continue to oversee the Congress Mid Cap Growth;
•	The Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth have the same management fee;
•
The Total Annual Fund Operating Expenses and the contractual expense limitations of the Congress Mid Cap Growth Fund are lower than the contractual expense limitations that Congress has agreed to maintain for the SMid Core Opportunity Fund;

•
Due to the size of the Congress Mid Cap Growth Fund and the fact that the combined Fund will be following its investment strategies, the Congress Mid Cap Growth Fund will be the accounting/performance survivor in the Reorganization;

•	The long-term viability of the Congress SMid Core Opportunity Fund due to its small asset base;

•	The Reorganization, as contemplated by the Reorganization Agreement, will be a tax‑free reorganization;
•	The costs of the Reorganization, as contemplated by the Reorganization Agreement, will be borne by Congress; and
•	The interests of the current shareholders of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth will not be diluted as a result of the Reorganization.

The Board also considered that Congress was subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization would relieve Congress of the obligation to continue to subsidize the Acquired Fund, while retaining the assets by combining them with the Acquiring Fund.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Congress SMid Core Opportunity Fund.  In considering the alternative of liquidation and its potential tax consequences to shareholders, the Board noted that (1) Congress SMid Core Opportunity Fund shareholders not wishing to become part of the Congress Mid Cap Growth could redeem their shares of the Congress SMid Core Opportunity Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the Congress SMid Core Opportunity Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment adviser and in a substantially similar manner.

Furthermore, the Board considered that Rule 17a-8(a)(3) permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;
•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;
•
Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders, will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.

The Board determined that all these conditions had been met.  After consideration of the factors noted above, together with other factors and information considered to be relevant, the PMP Board determined that the Reorganization is in the best interests of shareholders of each of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth and their respective shareholders and that the interests of their respective shareholders would not be diluted as a result of the Reorganization, and accordingly, unanimously approved the Reorganization of the Congress SMid Core Opportunity Fund into the Congress Mid Cap Growth, and the Reorganization Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by Congress.  Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Information Statement/Prospectus; (b) postage and mailing; (c) printing; (d) accounting fees; and (e) legal fees incurred by PMP.

Capitalization.  The following table sets forth the capitalization of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth, and on a pro forma basis the successor Congress Mid Cap Growth, as of April 30, 2018 after giving effect to the Reorganization.

Fund Capitalization as of April 30, 2018	Net Assets	Shares Outstanding	Net Asset Value Per Share

Congress SMid Core Opportunity Fund	$26,288,302
Retail	$3,310,384	174,358	$18.99
Institutional	$22,977,918	1,206,216	$19.05

Congress Mid Cap Growth Fund	$984,247,826
Retail	$40,969,800	2,210,325	$18.54
Institutional	$943,278,026	50,451,412	$18.70

Adjustments[1]	$ (47,893)	29,312[2]	N/A3

Congress Mid Cap Growth Fund (Pro Forma)	$1,010,584,021
Retail	$44,291,593	2,389,494	$18.54
Institutional	$966,292,428	51,682,129	$18.70
1 See Table of Adjustments below for details.
2 Shares outstanding were adjusted on a pro forma basis due to the difference in net asset value per share between each Fund’s Retail and Institutional Classes as of April 30, 2018.  The shares outstanding of each class of the Acquired Fund were converted to shares outstanding of the respective class of the Acquiring Fund on a pro forma basis by dividing the net assets of each class of the Acquired Fund by the net asset value per share of the respective class of the Acquiring Fund. This is performed so that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.
3 Pro forma adjustments did not have an impact to the Net Asset Value per share.

Table of Adjustments
EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees[1]	$ (91,428)
Professional Fees[2]	$ (34,240)
Trustees Fees[3]	$ (10,645)
Miscellaneous Expenses[4]	$ (42,177)
Fees Waived and Expenses Reimbursed[5]	$ 130,597
Total Adjustments[6]	$ (47,893)
1 Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody, administrative services and transfer agency services agreements.

2 Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

3 Trustee fees reflect the trustee compensation plan in effect for the Acquiring Fund for the twelve-month period ended April 30, 2018.

4 Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

5 During the twelve-month period ended April 30, 2018, Congress Asset Management Company, LLP (“Congress”), the investment adviser to both the Acquired Fund and the Acquiring Fund, agreed to limit total annual operating expenses for the Acquired Fund to 1.25% and 1.00% of the Acquired Fund’s Retail and Institutional Class’ average net assets, respectively, and 1.10% and 0.85% of the Acquiring Fund’s Retail and Institutional Class’ average net assets, respectively.  During the twelve-month period ended April 30, 2018, the Acquired Fund waived fees and reimbursed expenses for the amounts shown, but on a pro forma basis, the Acquiring Fund is projected to be operating under its expense cap.

6 Not included in the adjustments above are the estimated commissions expected to be incurred due to the realignment of the Acquiring Fund’s portfolio after the Reorganization. As of October 12, 2018, such commissions are estimated to be approximately $9,744, which could result in estimated capital gains of approximately $2.3 million.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase, Redemption and Exchange Policies.  The purchase, redemption and exchange policies for the Funds are identical and are highlighted below.  For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix C.

Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Retail Class: $2,000	Retail Class: $0
Institutional Class: $100,000	Institutional Class: $0

Distributions.  The Funds will make capital gains distributions from net profits from the sale of securities, if any, at least annually, typically in December.  Dividends from net investment income, if any, are issued quarterly by the Funds.  Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

Tax Information.  Each Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreement.  Under the investment advisory agreements (the “Advisory Agreements”) with PMP, on behalf of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund, Congress manages the Funds’ investments and business affairs subject to the supervision of the Board of Trustees of PMP.  The Advisor buys and sells securities for the Fund.  Congress also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  Under the Advisory Agreements, the Advisor is entitled to receive a monthly management fee for its investment advisory services as described above.  In addition to the advisory fees, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that a Fund incurs from investing in the shares of other investment companies.)  Congress has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to 1.25% and 1.00% for the Retail and Institutional Classes, respectively, of Congress SMid Core Opportunity Fund’s average net assets. The Mid Cap Growth Fund is operating below the contractually agreed upon expense caps of 1.10% and 0.85% for the Retail and Institutional classes, respectively.

Any reduction in advisory fees or payment of expenses made by Congress is subject to reimbursement by the Fund if requested by Congress, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by Congress if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  Congress is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before Congress is entitled to any reimbursement of fees and/or expenses.  In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses.  The current Expense Cap is in place indefinitely, but at a minimum through February 29, 2020 for the Congress SMid Core Opportunity Fund.  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Congress Mid Cap Growth Fund after giving effect to the Reorganization.  A discussion regarding the PMP Board’s basis for approving the investment advisory agreement is included in the Funds’ semi-annual report to shareholders dated April 30, 2018.

Valuation.  The Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund have the same Valuation Policy, which is more fully discussed in Appendix C “Shareholder Information for the Funds.”  There are no differences between the Valuation Policy of the Funds.

Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Congress Mid Cap Growth Fund shares to be issued to the shareholders of the Congress SMid Core Opportunity Fund in the Reorganization.  Also set forth below is a discussion of the rights of shareholders of each Fund.  Because both Funds are series of PMP, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to PMP’s Amended and Restated Declaration of Trust, and PMP’s Amended and Restated Bylaws (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Form of Organization.  The Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund are series of PMP, an open-end management investment company organized as a Massachusetts business trust on February 17, 1987.  The Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund each currently offer a both a Retail Class and an Institutional Class of shares of their common stock for investors.

Capital Stock.  PMP is authorized to issue an unlimited number of interests (or shares).  The Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund are each a series, or mutual fund, formed by PMP.  Interests in the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund are represented by shares of beneficial interest each with no par value.  As of the date of this Information Statement/Prospectus, shares of approximately 30 other series of PMP are offered in separate prospectuses and statements of additional information.  PMP may start additional series and offer shares of new funds under PMP at any time.

Voting Rights.  Each share of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund.  PMP Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  PMP is not required to (nor does it) hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability.  Massachusetts law does not include an express provision relating to the limitation of liability of the beneficial owners of a Massachusetts business trust.  The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of PMP.  The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability.  PMP shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights.  Shareholders of PMP are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Fund Trustees and Officers.  PMP is managed by the PMP Board.  The persons sitting on the PMP Board will continue to be the same after the Reorganization.

Investment Adviser.  Each Fund’s investment adviser is Congress Asset Management Company, LLP, 2 Seaport Lane, Boston, Massachusetts 02210.  Congress has been providing investment advisory services since 1985.  Congress is an SEC-registered investment adviser.  As of June 30, 2018, the Advisor had over $7.4 billion in assets under management.

Fund Management.  Congress will continue to be responsible for providing investment advisory/portfolio management services to the Congress Mid Cap Growth Fund following the Reorganization.  Messrs. Matthew T. Lagan and John M. Beaver are co-portfolio managers of the investment portfolio for the Congress SMid Core Opportunity Fund. Messrs. Todd W. Solomon and Gregg O’Keefe are co-portfolio managers of the investment portfolio for the Congress Mid Cap Growth Fund. Each of the co-portfolio managers has equal authority to buy and sell securities for portfolio investments, but all major investment decisions are reviewed by the entire portfolio management team.  The members of the portfolio management team are listed in the table below.

Name	Title	Managed the Fund Since
Matthew T. Lagan	Vice President, Advisor	March 2014
John M. Beaver	Vice President, Advisor	May 2016
Todd W. Solomon	Senior Vice President, Advisor	Inception (2012)
Gregg O’Keefe	Executive Vice President, Advisor	March 2014

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

Other Fund Service Providers.  The Funds use the services of USBFS as their transfer agent, administrator and fund accountant.  The Funds also use the services of U.S. Bank, an affiliate of USBFS, as their custodian.  Upon completion of the Reorganization, USBFS and U.S. Bank will continue to provide services to the Congress Mid Cap Growth Fund.

Independent Accountants.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds.

Ownership of Securities of the Funds.  As of October 16, 2018, the Record Date, the Funds had the following number of shares issued and outstanding.  As of the same date, trustees and officers of the Congress Mid Cap Growth Fund as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of October 16, 2018
Congress SMid Core Opportunity Fund
Retail	150,461.227
Institutional	981,578.750
Congress Mid Cap Growth Fund
Retail	1,650,809.202
Institutional	50,662,227.809

As of October 16, 2018, the Record Date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund:

Congress SMid Core Opportunity Fund

Retail Class Shares

Name and Address	% Ownership	Type of Ownership
Pershing LLC 1 Pershing Plaza, Floor 14 Jersey City, NJ 07399	24.59%	Record
Lagan Product Investments, LLC c/o Congress Asset Management 2 Seaport Lane Floor 5 Boston, MA 02210-2001	17.94%	Beneficial
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	17.16%	Record
Oppenheimer & Company 200 Park Ave., Floor 25 New York, NY 10166-2599	8.14%	Record

Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	56.16%	Record
Morgan Stanley Smith Barney LLC Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	16.76%	Record
Pershing LLC 1 Pershing Plaza, Floor 14 Jersey City, NJ 07399	12.30%	Record

Congress Mid Cap Growth Fund

Retail Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	66.41%	Record
Charles Schwab 211 Main St. San Francisco, CA 94105-1905	8.35%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr E FL 1 Jacksonville, FL 32246-6484	5.45%	Record

Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	45.32%	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Third Floor Jersey City, NJ 07311	25.23%	Record
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	14.32%	Record

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

Interests of Certain Persons.  Congress Asset Management Company, LLP is the investment adviser to the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund.

AVAILABLE INFORMATION

PMP is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC.  These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549 and at certain of the SEC’s regional offices (addresses below).  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

SEC Regional Offices: Atlanta – 950 East Paces Ferry, N.E., Suite 900, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, 801 Cherry Street, Suite 1900, Unit 18, Fort Worth, TX 76102; Los Angeles – 444 S. Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – Brookfield Place, 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund will be passed on by the law firms of Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103 and Sullivan & Worcester LLP, One Post Office Box Square, Boston, Massachusetts 02109, respectively.

EXPERTS

The financial statements and financial highlights of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund incorporated in this Information Statement/Prospectus by reference from the Funds’ Annual Report on Form N‑CSR for the fiscal year ended October 31, 2017 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

OTHER MATTERS

The Funds are not required, and do not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Funds at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

/s/ Elaine E. Richards
Elaine E. Richards
President, Professionally Managed Portfolios

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of September 7, 2018 by and between Professionally Managed Portfolios, a Massachusetts business trust (“PMP”), on behalf of its separate investment series listed on Schedule A (the “Acquiring Fund”) and PMP, on behalf of its separate investment series also listed on Schedule A (the “Acquired Fund” and, together with the Acquiring Fund, the “Funds”).  Congress Asset Management Company, LLP is a party to this Agreement solely for purposes of paragraph 8.2.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by PMP on behalf of the Acquiring Fund and Acquired Fund.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the corresponding Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are each separate investment series of a registered open-end management investment company, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Acquired Fund and the Acquiring Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of PMP has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of PMP has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

 THE REORGANIZATION AND FUND TRANSACTIONS

1.1
The Reorganization.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), PMP shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and PMP shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund.  In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Fund full and fractional Acquiring Fund Shares (to the third decimal place).  The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

Appendix A-1

1.2
Assets of the Acquired Fund.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time, books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).

1.3
Liabilities of the Acquired Fund.  The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.  The Acquiring Fund will assume all of its corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4
Distribution of Acquiring Fund Shares.  At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute the Acquiring Fund Shares received from its corresponding Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of the Acquiring Fund Shares to be so credited to the respective Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the respective Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time.  All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5	Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).
1.6
Filing Responsibilities of Acquired Fund.  Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

ARTICLE II

 VALUATION

2.1 Net Asset Value of the Acquired Fund.  The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.

2.2 Net Asset Value of the Acquiring Fund.  The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

Appendix A-2

2.3 Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2.  The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4 Determination of Value.  All computations of value hereunder shall be made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund.  The Trust and Acquired Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

2.5 Valuation Time.  The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

 CLOSING

3.1 Closing.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of PMP on or about October 29, 2018, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2 Transfer and Delivery of Assets.  PMP shall direct U.S. Bank National Association (“U.S. Bank”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the respective Acquired Fund, to U.S. Bank, as custodian for the corresponding Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  U.S. Bank, on behalf of each of the Acquired Fund, shall deliver to U.S. Bank, as custodian of the corresponding Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3 Share Records. PMP shall direct U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver to the Secretary of the corresponding Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to each respective Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the corresponding Acquiring Fund.

Appendix A-3

3.4 Postponement of Valuation Time.  In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of PMP, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

 REPRESENTATIONS AND WARRANTIES

4.1 Representations and Warranties of the Acquired Fund.  Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of PMP, the Acquired Fund represents and warrants to the Acquiring Fund as follows:

4.1.1 The Acquired Fund is a duly established series of PMP, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2 PMP is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

4.1.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

4.1.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5 At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6 PMP is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquired Fund is a party or by which it is bound.

Appendix A-4

4.1.7 All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to each such Acquired Fund on or prior to the Effective Time.

4.1.8 Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against any Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2017 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.1.10 Since October 31, 2017, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.1.12 At the end of its first taxable year since its commencement of operations, the Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  Neither of the Acquired Fund has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books.  The Acquired Fund have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

Appendix A-5

4.1.13 All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund’s shares.

4.1.14 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of PMP, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15 The Information Statement/Prospectus  (as defined in paragraph 5.5), insofar as it relates to the Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2
Representations and Warranties of the Acquiring Fund.  Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of PMP, the Acquiring Fund represent and warrant to the Acquired Fund as follows:

4.2.1 The Acquiring Fund is a duly established series of PMP, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2 At the Effective Time, PMP will be registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

4.2.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

Appendix A-6

4.2.5 At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6 The Acquiring Fund are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of PMP Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquiring Fund is a party or by which it is bound.

4.2.7 Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against an Acquiring Fund, or any Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect an Acquiring Fund’s financial condition or the conduct of its business.  The Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

4.2.8 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at October 31, 2017 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.2.9 Since October 31, 2017, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of an Acquiring Fund’s liabilities, or the redemption of an Acquiring Fund’s shares by shareholders of an Acquired Fund shall not constitute a material adverse change.

4.2.10 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11 At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  Neither of the Acquiring Fund has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books.  The Acquiring Fund have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

Appendix A-7

4.2.12 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of PMP, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of each of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13 The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by PMP and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquiring Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any Acquiring Fund’s shares.

4.2.14 The Information Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

ARTICLE V

 COVENANTS AND AGREEMENTS

5.1 Conduct of Business.  The Acquiring Fund and Acquired Fund will operate its business in the ordinary course consistent with PMP practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 No Distribution of Acquiring Fund Shares.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 Information.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 Other Necessary Action.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

Appendix A-8

5.5 Information Statement/Prospectus.  The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an Information Statement/Prospectus statement on Form N-14 (the “Information Statement/Prospectus”), in compliance with the 1934 Act and the 1940 Act.

5.6 Liquidating Distribution.  As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 Best Efforts.  The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 Other Instruments.  The Acquired Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 Regulatory Approvals.  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

ARTICLE VI

 CONDITIONS PRECEDENT

6.1 Conditions Precedent to Obligations of Acquired Fund.  The obligations of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at PMP’s election, to the following conditions:

6.1.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to PMP, and dated as of the Effective Time, to the effect that the representations and warranties of PMP, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PMP shall reasonably request.

6.1.3 The Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

Appendix A-9

6.2 Conditions Precedent to Obligations of Acquiring Fund.  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at PMP’s election, to the following conditions:

6.2.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2 PMP shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of PMP.

6.2.3 The Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PMP shall reasonably request.

6.2.4 The Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

6.2.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.3 Other Conditions Precedent.  If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

6.3.1 The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of PMP and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, PMP, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

6.3.2 At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of PMP, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by PMP to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

Appendix A-10

6.3.4 PMP shall have received an opinion of Schiff Hardin as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b) No gain or loss generally will be recognized by an Acquired Fund upon the transfer of all of its assets to the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.

(c) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d) The adjusted tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

(e) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(g) The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(h) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Schiff Hardin may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(d).

Appendix A-11

6.3.5 U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6 The Transfer Agent shall have delivered to PMP a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7 The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

6.3.8 Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

 INDEMNIFICATION

7.1 Indemnification by the Acquiring Fund.  PMP, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund, and their trustees, officers, employees and agents (the “PMP Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the PMP Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by an Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.

7.2 Indemnification by the Acquired Fund.  PMP, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and their trustees, officers, employees and agents (the “PMP Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the PMP Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Fund or the members of the Acquired Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.

7.3 Liability of PMP.  PMP understands and agrees that the obligations of either the Acquired Fund or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of PMP personally, but bind only the Acquired Fund and its property or the Acquiring Fund and its property.  Moreover, no series of PMP other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of PMP hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder.  PMP represents that it has notice of the provisions of the Declaration of Trust of PMP disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Fund or Acquiring Fund.

Appendix A-12

ARTICLE VIII

 BROKERAGE FEES AND EXPENSES

8.1 No Broker or Finder Fees.  The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,

8.2 Expenses of Reorganization.  The expenses relating to the proposed Reorganization, which are estimated to be approximately $55,000, whether or not consummated, will be borne by Congress Asset Management Company.  The costs of the Reorganization shall include, but not be limited to:  costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing, printing and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Fund relating to the Reorganization, and expenses  of winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to each of the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

 AMENDMENTS AND TERMINATION

9.1 Amendments.  This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of PMP or PMP, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of Trustees of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Trustees’ further approval.

9.2 Termination.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of PMP on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

 NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to PMP: Professionally Managed Portfolios 2020 E. Financial Way Suite 100 Glendora, CA 91741 Attention: Elaine Richards, Esq.	With copies (which shall not constitute notice) to: Schiff Hardin 666 Fifth Avenue Suite 1700 New York, New York 10103 Attention: Domenick Pugliese, Esq.

Appendix A-13

If to Congress Asset Management Company:

Congress Asset Management Company, LLP
2 Seaport Lane
Boston, MA 02210
 Attention:  Chris Lagan

ARTICLE XI

 MISCELLANEOUS

11.1 Entire Agreement.  PMP agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2 Survival.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

11.3 Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4 Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

11.5 Assignment.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6 Counterparts.  This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

Appendix A-14

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the 7th day of September 2018.

PROFESSIONALLY MANAGED PORTFOLIOS ON BEHALF OF THE ACQUIRING FUND	PROFESSIONALLY MANAGED PORTFOLIOS ON BEHALF OF THE ACQUIRED FUND
By: Elaine E. Richards	By: Elaine E. Richards
Name: Elaine E. Richards	Name: Elaine E. Richards
Title: President	Title: President

Solely for purposes of paragraph 8.2

Congress Asset Management Company
By: /s/ Daniel A. Lagan
Name: Daniel A. Lagan
Title: President and Managing Director

Appendix A-15

SCHEDULE A

The Acquired Fund (the Acquired Fund is a series of Professionally Managed Portfolios)	Reorganizes Into	The Acquiring Fund (the Acquiring Fund is a series of Professionally Managed Portfolios)
Congress SMid Core Opportunity Fund Retail Class: CACOX Institutional Class: IACOX	→	Congress Mid Cap Growth Fund Retail Class: CMIDX Institutional Class: IMIDX

Appendix A-16

Appendix B

Investment Policies and Restrictions

The investment policies and restrictions of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund are described below.  Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund, respectively.

Congress SMid Core Opportunity Fund (Acquired Fund)	Congress Mid Cap Growth Fund (Acquiring Fund)
Fundamental Investment Limitation Diversification (Both Funds)
Each Fund may not, with respect to the 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.

Fundamental Investment Limitation Borrowing and Issuing Senior Securities (Both Funds)
Each Fund may not borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions.

Fundamental Investment Limitation Underwriting Activities (Both Funds)
Each Fund may not act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).
Fundamental Investment Limitation Concentration (Both Funds)
Each Fund may not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities).

Fundamental Investment Limitation Purchase and Sale of Real Estate (Both Funds)
Each Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate).

Fundamental Investment Limitation Purchase and Sale of Commodities (Both Funds)
Each Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

Fundamental Investment Limitation Making Loans (Both Funds)
Each Fund may not make loans of money (except purchases of debt securities consistent with the investment policies of the Fund).  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Appendix B-1

Appendix C

SHAREHOLDER INFORMATION FOR THE FUNDS

General Information
You may purchase or sell (redeem) the Funds’ shares at the net asset value of a share (“NAV”), next calculated after the Transfer Agent receives your request in good order (as described below under “How to Buy Shares”).  For instance, if the Transfer Agent receives your purchase request in good order after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day’s NAV.  The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

When and How NAV is Determined
The Funds calculate their NAV as of the close of the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The time at which the NAV is calculated may change in case of an emergency.  For more information, please see “NYSE Holiday Schedule” below.

Each of the Funds’ NAV is determined by taking the market value of each Fund’s total assets, subtracting each Fund’s liabilities and then dividing the result (net assets) by the number of the corresponding Fund’s shares outstanding.

Each Fund values securities for which market quotations are readily available at current market value other than certain short‑term securities.  Exchange‑traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each Fund’s business day.  In the absence of sales, such securities are valued at the mean of the last bid and ask price.  Non‑exchange‑traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the SMid Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open‑end regulated investment companies are valued at their NAV.  If the Funds invest in securities that trade on foreign securities markets on days other than a Fund business day, the value of each Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund shares.

Each of the Funds values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable.  Market quotations may not be readily available or may be unreliable if, among other things: (1) the exchange on which the Funds’ portfolio security is principally traded closes early; (2) trading in a particular portfolio security was halted during the day and did not resume prior to the time as of which the Funds calculate their NAV; or (3) events occur after the close of the securities markets on which the Funds’ portfolio securities primarily trade but before the time as of which the Funds calculate their NAV.

Fair value pricing is based on subjective factors and as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

NYSE Holiday Schedule.  The NYSE is open every day, Monday through Friday, except when the following holidays are celebrated:  New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November), and Christmas Day.  Exchange holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent that each Fund’s portfolio investments trade in markets on days when the Funds are not open for business, the Funds’ assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Funds are open for business.  If the exchange or market on which the Funds’ underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.  For example, the primary trading markets for the Funds may close early on the day before certain holidays and the day after Thanksgiving.

Appendix C-1

How to Buy Shares
You may purchase shares of the Funds by completing an account application.  Your order will not be accepted until the completed account application is received by the Transfer Agent.  Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Name of Appropriate Fund.”  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic (United States) financial institution.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  The Funds and the Advisor also reserve the right to accept in‑kind contributions of securities in exchange for shares of the Funds.

The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post‑dated checks or any conditional order or payment.

Minimum Investments.  To purchase shares of the Funds, you must make a minimum initial investment for each applicable class as listed in the table on page 30.  The minimum investment requirements may be waived from time to time.

Checks For all accounts, including individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) or Uniform Transfers to Minors Act (“UTMA”) accounts, the check must be made payable to “Congress Funds.”  A $25 charge may be imposed on any returned checks.

ACH Refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program.  As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Effective May 11, 2018, if you are opening the account in the name of a legal entity, (e.g., partnership, limited liability company, business trust, corporation, etc.) you must also supply the identity of the beneficial owners.  Please contact the Transfer Agent at 1‑888‑688‑1299, if you need additional assistance when completing your account application.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Appendix C-2

Purchasing By Mail.  To purchase the Funds’ shares by mail, complete and sign the account application and mail it, along with a check made payable to the applicable Fund to:

Regular Mail Congress Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Congress Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, does not constitute receipt by the Transfer Agent.  Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

If you are making a subsequent purchase, detach the Invest By Mail form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to the “Congress Funds” in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the Invest By Mail form from your confirmation statement, include your name, address and account number on a separate piece of paper.

Purchasing By Telephone.  If your completed and signed account application has been received by a Fund and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Funds toll free at 1‑888‑688‑1299 (unless you declined telephone purchase privileges on your account application).  Telephone orders will be accepted via electronic funds transfer from your pre‑designated bank account through the ACH network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

Purchasing By Wire.

Initial Investment.  If you are making your first investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions.  If you do not receive this information within one business day, you may call the Transfer Agent at 1-888-688-1299.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at 1‑888‑688‑1299 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Funds, your name and account number so that your wire can be correctly applied.

Subsequent Investments.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the Transfer Agent at 1‑888‑688‑1299 to advise them of your intent to wire funds.  It is essential that your bank include the name of the Fund(s) and your name and account number in all wire instructions.  Your bank may charge you a fee for sending a wire to the Funds.

Appendix C-3

Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to:        Congress Funds
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1‑888‑688‑1299.

Purchasing Through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced at each Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Funds.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchasing Through the Automatic Investment Plan.  Subsequent Investments.  For your convenience, each of the Funds offers an Automatic Investment Plan (“AIP”).  Under this AIP, after your initial minimum investment, you authorize the Funds to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $250.  If you wish to enroll in the AIP, complete the appropriate section on the Account application.  Your signed Account application must be received at least 15 calendar days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an ACH member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1‑888‑688‑1299 for additional information regarding a Fund’s AIP.

Retirement Plans.  The Funds offer IRA plans.  You may obtain information about opening an IRA by calling 1‑888‑688‑1299.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

Appendix C-4

How to Sell Shares
In general, orders to sell or “redeem” shares can be placed directly with the Funds; however if you purchased your shares through a Financial Intermediary, your redemption order must be placed with that same authorized intermediary.  You may redeem part or all of your shares at the next determined NAV after the Funds receive your order.  You should request your redemption prior to the close of the NYSE, generally, 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail.  You may redeem your shares by simply sending in a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s).  No redemption request will become effective until all documents have been received in good order by the Transfer Agent.  “Good order” means your redemption request includes:  (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent at 1‑888‑688‑1299 for further information concerning documentation required for a redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.  Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-888-688-1299.  Investors will be asked whether or not to withhold taxes from any distribution.

Redemption requests in writing should be sent to:

Regular Mail Congress Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Congress Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

By Telephone and Wire.  You may redeem Fund shares unless you declined telephone redemption privileges on your account application.  You may make your redemption request in writing.

You may redeem up to $100,000 in shares by calling the Funds at 1‑888‑688‑1299 prior to the close of trading on the NYSE, generally, 4:00 p.m., Eastern Time.  Per your request, redemption proceeds may be wired (minimum of $5,000) or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  There is no charge for proceeds sent via the ACH network; however, most ACH transfers require two to three days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Funds may change, modify or terminate these telephone redemption privileges at any time upon at least 60 days’ written notice to shareholders.

Appendix C-5

Through Financial Intermediaries.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemptions through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by a Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Through the Systematic Withdrawal Plan.  As another convenience, you may redeem Fund shares through the Systematic Withdrawal Plan (“SWP”), if you own shares with a value of at least $10,000.  Under the SWP, shareholders or their Financial Intermediaries may request that a predetermined amount be sent to them each month, each quarter or annually.  If you elect this method of redemption, the minimum amount that may be withdrawn each month is $250.  If you elect this method of redemption, the Funds will send a check directly to your address of record, or will send the payments directly to a pre‑authorized bank account by electronic funds transfer via the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This SWP may be terminated or modified by a shareholder or the Funds at any time without charge or penalty.  You may also elect to terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of the Funds’ shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Funds’ account application.  Please call 1‑888‑688‑1299 for additional information regarding a Fund’s SWP.

Account and Transaction Policies

Fund Rights.  The Funds may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including automatic investments, systematic withdrawals and wire redemption privileges.

Timing of Receiving Redemption Proceeds.
The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests.  The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds.  In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Funds will typically borrow money through their respective lines of credit.  These redemption methods will be used regularly and may also be used in stressed market conditions.  The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below.  Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

Appendix C-6

Redemption requests will be sent to the address of record.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.

Redemptions In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in‑kind”).  It is not expected that the Funds would do so except during unusual market conditions or if the redemption amount is large enough to affect the Funds’ operations (e.g., if it represents more than 1% of the Funds’ assets).  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in‑kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Tools to Combat Frequent Transactions. The Board has adopted a policy regarding excessive trading.  The Funds discourage excessive, short‑term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Funds’ shares are believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Funds’ performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at their request, certain information relating to their customers investing in the Funds through non‑disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non‑disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Signature Guarantees.  The Funds and/or Transfer Agent may require a signature guarantee for certain requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

Appendix C-7

•	When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•	When ownership is being changed on your account and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

Non‑financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  The Advisor reserves the right to waive any signature requirement at its discretion.

Low Balance Accounts.  The Funds may redeem the shares in your account and send you the proceeds if the value of your account is less than $1,000 ($500 for IRAs) as a result of redemptions you have made.  You will be notified that the value of your account is less than the amount mentioned above before the Funds make an involuntary redemption.  You will then have 60 days in which to make an additional investment to bring the value of your account to at least $1,000 ($500 for IRAs) before the Funds take any action.

Householding.  In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, supplements, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll‑free at 1‑888‑688‑1299 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Unclaimed Property/Lost Shareholder.  It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll free at 1‑888‑688‑1299 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Exchanging Shares.  You may exchange all or a portion of your investment, from one Congress Fund to any other Congress Fund, by mail or telephone provided you established telephone exchange privileges on your account application.  Any new account established through an exchange will be subject to a minimum investment requirement described above.  In addition, existing accounts are subject to a minimum exchange requirement of $50.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number) and within the same share class.  This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders.  Call the Funds at 1‑888‑688‑1299 to learn more about exchanges.

Appendix C-8

RULE 12B-1 AND OTHER SERVICE FEES

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‑1 under the 1940 Act for the Retail Class shares of the Funds.  Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of each Fund’s Retail Class shares and services it provides to shareholders.  The maximum amount of the fee authorized is 0.25% of each Fund’s average daily net assets annually.  Because these fees are paid out of each Fund’s assets on an on‑going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.

In addition to paying fees under the Plan, each Fund may pay service fees to Financial Intermediaries such as banks, broker‑dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub‑administration, sub‑transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

The Advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non‑cash compensation to Financial Intermediaries who sell shares of the Funds, including affiliates of the Advisor.  Such payments and compensation are in addition to the sales charges (including Rule 12b‑1 fees) and service fees paid by the Funds.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Funds’ shareholders.  The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions
Dividends from net investment income and distributions from net capital gains from the sale of securities are distributed at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Funds typically distribute any undistributed net investment income each December.  Any net capital gains realized through the period ended October 31 of each year also are typically distributed by December 31 of each year.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at another time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gain distributions in cash; or (3) receive all dividends and capital gain distributions in cash.  Dividends are taxable whether reinvested in additional shares or received in cash.  If you wish to change your distribution option, call or write to the Transfer Agent in advance of the record date of the distribution.  If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current net asset value and to reinvest all subsequent distributions.  Distributions made by the Funds will be taxable to shareholders whether received in additional shares or in cash.

Tax Consequences
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code.  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.  The Funds generally operate in a manner such that they will not be liable for federal income or excise taxes on their taxable income and capital gains distributed to shareholders.

Appendix C-9

The Funds intend to make distributions of dividends and capital gains.  In general, Fund distributions are taxable to shareholders as ordinary income or qualified dividend income, which is subject to a maximum federal income tax rate of 20%.  The rate of tax you pay on capital gain distributions will depend on how long the Funds held the securities that generated the gains, not on how long you owned your Fund shares.  There is no requirement that the Funds take into consideration any tax implications when implementing their strategy.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

Dividends declared by the Funds in October, November or December to shareholders of record on a specified date in such a month and paid in January will be treated as paid in December of the previous year for tax purposes.

All distributions generally reduce the NAV of the Funds’ shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

If you sell your Fund shares, it is considered a taxable event for you.  You generally will have a taxable gain or loss on the sale, with the amount determined by comparing the sale price of the shares you sell to your adjusted tax basis at the time of such sale, which generally will be your purchase price with certain adjustments.  You are responsible for paying any tax liabilities generated by your transaction.

By law, the Funds must withhold as backup withholding a percentage (currently 24%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a 3.8% Medicare surtax on dividends and capital gains.

This advice was prepared for the Funds.  State, local and foreign taxes may also apply.  Any person reviewing this discussion should seek advice based on their particular tax situation from an independent tax advisor.  Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI.

Appendix C-10

Appendix D

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the Congress Mid Cap Growth Fund will be the accounting survivor of the Congress SMid Core Opportunity Fund.  The following financial highlights are intended to help you understand the Congress SMid Core Opportunity Fund’s financial performance for the fiscal periods shown below compared to the financial performance of the Congress Mid Cap Growth Fund.  Certain information reflects financial results for a single Fund share.  “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm except for the six month period ending April 30, 2018.  Their report and the Funds’ financial statements are included in the Funds’ most recent Semi-Annual Report to shareholders.
Appendix D-1

Congress SMid Core Opportunity Fund (formerly known as “Congress All Cap Opportunity Fund”)
For a capital share outstanding throughout the year/period
RETAIL CLASS
	Six Months Ended April 30,	Period Ended October 31	Year Ended December 31,				Period Ended December 31, 2012(2)
	2018 (Unaudited)	2017(1)	2016	2015	2014	2013

Net asset value, beginning of period/ year	$18.26	$15.62	$13.82	$14.66	$12.95	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.00(4)	0.22	0.01	0.16	0.03	0.03	0.03
Net realized and unrealized gain/(loss) on investments	0.91	2.47	1.72	(0.87)	1.74	2.84	0.29
Total from investment operations	0.91	2.69	1.73	(0.71)	1.77	2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.03)	(0.02)	(0.12)	(0.00)(4)	(0.02)	(0.03)
From net realized gain	--	(0.02)	--	(0.01)	(0.06)	(0.19)	--
Total distributions		(0.05)	(0.02)	(0.13)	(0.06)	(0.21)	(0.03)
Paid-in capital from redemption fees	--	--	0.00(4)	0.00(4)	0.00(4)	0.00(4)	--
Reimbursement by Advisor	--	--	0.09	--	--	--	--
Net asset value, end of year/period	$18.99	$18.26	$15.62	$13.82	$14.66	$12.95	$10.29
Total return	5.01%(6)	17.19%(6)	13.18%(5)	(4.84)%	13.67%	27.89%	3.15%(6)

SUPPLEMENTAL DATA:
Net assets, end of period/ year (millions)	$3.3	$7.8	$6.2	$4.7	$3.0	$2.1	$0.4
Portfolio turnover rate	25%(6)	36%(6)	68%	37%	31%	41%	9%(6)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.71(7)	1.76%(7)	1.91%	1.89%	3.01%	5.20%	21.16%(7)
After fees waived and expenses absorbed	1.25(7)	1.16%(7),(8)	1.00%	1.00%	1.00%	1.00%	1.00%(7)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.41)%(7)	0.94%(7)	(0.85)%	0.17%	(1.81)%	(3.95)%	(16.86)%(7)
After fees waived and expenses absorbed	0.05(7)	1.54%(7)	0.06%	1.06%	0.20%	0.25%	1.48%(7)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective at the close of business September 15, 2017.
(2)	The Fund commenced operations on October 31, 2012.
(3)	Calculatedbased on the average number of shares outstanding.
(4)	Does not round to $0.01 or $(0.01), as applicable.
(5)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.65% to this return.
(6)	Not annualized.
(7)	Annualized.
(8)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

Appendix D-2

Congress SMid Core Opportunity Fund (formerly known as “Congress All Cap Opportunity Fund”)
For a capital share outstanding throughout the year/period
INSTITUTIONAL CLASS*
	Six Months Ended April 30,	Period Ended October 31	Year Ended December 31,				Period Ended December 31,
	2018 ( Unaudited)	2017(1)	2016	2015	2014	2013	2012(2)

Net asset value, beginning of period/year	$18.38	$15.69	$13.86	$14.70	$12.98	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.02	0.24	0.04	0.17	0.07	0.06	0.03
Net realized and unrealized gain/(loss) on investments	0.91	2.50	1.74	(0.86)	1.74	2.86	0.29
Total from investment operations	0.93	2.74	1.78	(0.69)	1.81	2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.03)	(0.04)	(0.14)	(0.03)	(0.04)	(0.03)
From net realized gain	--	(0.02)	--	(0.01)	(0.06)	(0.19)	--
Total distributions		(0.05)	(0.04)	(0.15)	(0.09)	(0.23)	(0.03)
Paid-in capital from redemption fees	--	--	0.00(2)	--	0.00(2)	--	--
Reimbursement by Advisor	--	--	0.09	--	--	--	--
Net asset value, end of year/period	$19.05	$18.38	$15.69	$13.86	$14.70	$12.98	$10.29
Total return	5.12%(6)	17.45%(6)	13.51%(5)	(4.67)%	13.95%	28.38%	3.18%(6)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$23.0	$19.4	$17.0	$19.5	$13.1	$6.3	$1.3
Portfolio turnover rate	25%(6)	36%(6)	68%	37%	31%	41%	9%(6)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.46(7)	1.51%(7)	1.66%	1.62%	2.72%	4.95%	20.91%(7)
After fees waived and expenses absorbed	1.00(7)	0.91%(4)	0.75%	0.75%	0.75%	0.75%	0.75%(7)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.26)%(7)	1.11%(7)	(0.62)%	0.29%	(1.47)%	(3.70)%	(18.63)%(7)
After fees waived and expenses absorbed	0.20(7)	1.71%(7)	0.29%	1.16%	0.50%	0.50%	1.53%(7)
(1) The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2) The Fund commenced operations on October 31, 2012.
(3) Calculated based on the daily average number of shares outstanding.
(4) Does not round to $0.01 or $(0.01), as applicable.
(5) Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.65% of this return.
(6)	Not annualized.
(7) Annualized.
(8) Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

Appendix D-3

Congress Mid Cap Growth Fund
For a capital share outstanding throughout the year/period
RETAIL CLASS
	Six Months Ended April 30,	Period Ended October 31	Year Ended December 31,				Period Ended December 31,
	2018 (Unaudited)	2017(1)	2016	2015	2014	2013	2012(2)

Net asset value, beginning of year/period	$18.46	$16.17	$14.43	$14.55	$13.58	$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(loss)(1)	0.00(4)	(0.06)	0.00(4)	(0.02)	(0.01)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	0.08	2.35	1.89	(0.00)(4)	1.53	3.63	0.13
Total from investment operations	0.08	2.29	1.89	(0.02)	1.52	3.61	0.16

LESS DISTRIBUTIONS:
From net investment income	--	--	(0.00)(4)	--	--	--	--
From net realized gain	--	(0.00)(4)	(0.15)	(0.10)	(0.56)	(0.21)	--
Total distributions	--	(0.00)(4)	(0.15)	(0.10)	(0.56)	(0.21)	--
Paid-in capital from redemption fees	--	--	0.00(2)	0.00(2)	0.01	0.02	--
Net asset value, end of year/period	$18.54	$18.46	$16.17	$14.43	$14.55	$13.58	$10.16
Total return	0.43%(5)	14.16%(5)	13.11%	(0.15)%	11.22%	35.72%	1.60%(5)

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$41.0	$42.0	$48.0	$18.3	$13.0	$3.7	$0.4
Portfolio turnover rate	19%(5)	30%(5)	18%	24%	35%	31%	0%(4),(5)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.06%(6)	1.05%(6)	1.08%	1.12%	1.15%	1.42%	3.83%(6)
After fees waived and expenses absorbed	1.06%(6)	1.03%(6),(7)	1.00%	1.00%	1.00%	1.00%	1.00%(6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.05)%(6)	(0.40)%(6)	(0.07)%	(0.25)%	(0.22)%	(0.62)%	(0.95)%(6)
After fees waived and expenses absorbed	(0.05)%(6)	(0.38)%(6)	0.01%	(0.13)%	(0.07)%	(0.20)%	1.88%(6)
(1) The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2) The Fund commenced operations on October 31, 2012.
(3) Calculated based on the daily average number of shares outstanding.
(4) Does not round to $0.01 or $(0.01), as applicable.
(5) Not annualized.
(6) Annualized.
(7)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

Appendix D-4

Congress Mid Cap Growth Fund
For a capital share outstanding throughout the period/year
INSTITUTIONAL CLASS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31	Year Ended December 31,				Period Ended December 31,
		2017(1)	2016	2015	2014	2013	2012(2)
Net asset value, beginning of period/year	$18.61	$16.26	$14.50	$14.60	$13.61	$10.17	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.02	(0.02)	0.04	0.02	0.02	0.00(4)	0.00(4)
Net realized and unrealized gain on investments	0.08	2.37	1.90	(0.00)(3)	1.55	3.65	0.17
Total from investment operations	0.10	2.35	1.94	0.02	1.57	3.65	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.01)	--	(0.03)	(0.02)	(0.02)	--	--
From net realized gain	--	(0.00)(4)	(0.15)	(0.10)	(0.56)	(0.21)	--
Total Distributions	(0.01)	(0.00)(4)	(0.18)	(0.12)	(0.58)	(0.21)	--
Paid-in capital from redemption fees	--	--	0.00(4)	0.00(4)	0.00(4)	0.00(4)	0.00(4)
Net asset value, end of year/period	$18.70	$18.61	$16.26	$14.50	$14.60	$13.61	$10.17
Total return	0.52%(5)	14.45%(5)	13.38	0.10%	11.49%	35.88%	1.70%(5)

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$943.3	$891.4	$556.4	$272.5	$190.5	$58.2	$30.4
Portfolio turnover rate	19%(5)	30%(5)	18%	24%	35%	31%	0%(4),(5)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.81%(6)	0.80%(6)	0.83%	0.87%	0.90%	1.17%	3.58%(6)
After fees waived and expenses absorbed	0.81%(6)	0.78%(6)(3)	0.75%	0.75%	0.75%	0.75%	0.75%(6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.19%(6)	(0.15)%(6)	0.16%	0.00%(4)	0.02%	(0.42)%	(3.12)%(6)
After fees waived and expenses absorbed	0.19%(6)	(0.13)%(6)	0.24%	0.12%	0.17%	0.00%(4)	(0.29)%(6)
(1) The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2) The Fund commenced operations on October 31, 2012.
(3) Calculated based on the daily average number of shares outstanding.
(4) Does not round to 1%, 0.01%, (0.01)%, $0.01, or $(0.01), as applicable.
(5) Not annualized.
(6) Annualized.
(7)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

Appendix D-5

PART B

STATEMENT OF ADDITIONAL INFORMATION

October 22, 2018

REORGANIZATION OF

CONGRESS SMID CORE OPPORTUNITY FUND
A series of Professionally Managed Portfolios

IN EXCHANGE FOR SHARES OF

CONGRESS MID CAP GROWTH FUND
A series of Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
Telephone:  1-888-688-1299

This Statement of Additional Information dated October 22, 2018 (the “SAI”) is not a prospectus.  An Information Statement/Prospectus dated October 22, 2018 (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from Professionally Managed Portfolios (“PMP”), on behalf of the Congress SMid Core Opportunity Fund, by writing or calling PMP at the address and telephone number shown above.  This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus.  PMP has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

1.
The Prospectus and Statement of Additional Information for the Congress SMid Core Opportunity Fund, dated February 28, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811‑05037; 033-12213) (Accession No. 0000894189-18-001325)), as supplemented September 7, 2018 (on file with the SEC (http://www.sec.gov) (File No. 033-12213) (Accession No. 0000894189-18-005098)).

2.
The Prospectus and Statement of Additional Information for the Congress Mid Cap Growth Fund, dated February 28, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811‑05037; 033-12213) (Accession No. 0000894189-18-001325)), as supplemented September 7, 2018 (on file with the SEC (http://www.sec.gov) (File No. 033-12213) (Accession No. 0000894189-18-005098)).

3.
The Annual Report of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund for the fiscal year ended October 31, 2017 (on file with the SEC (http://www.sec.gov) (File No. 811‑05037) (Accession No. 0000898531-18-000034)).

4.
The Semi-Annual Report of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund, dated April 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811‑05037) (Accession No. 0000898531-18-000394)).

5.	Pro Forma Financial Information.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•
The Prospectus and Statement of Additional Information for the Congress SMid Core Opportunity Fund, dated February 28, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811‑05037; 033-12213) (Accession No. 0000894189-18-001325)), as supplemented September 7, 2018 (on file with the SEC (http://www.sec.gov) (File No. 033-12213) (Accession No. 0000894189-18-005098)), is incorporated by reference.

Part B-1

•
The Prospectus and Statement of Additional Information for the Congress Mid Cap Growth Fund, dated February 28, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811‑05037; 033-12213) (Accession No. 0000894189-18-001325)), as supplemented September 7, 2018 (on file with the SEC (http://www.sec.gov) (File No. 033-12213) (Accession No. 0000894189-18-005098)), is incorporated by reference.

•
The Annual Report of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund for the fiscal year ended October 31, 2017 (on file with the SEC (http://www.sec.gov) (File No. 811‑05037) (Accession No.0001171520-18-000001)), is incorporated by reference.

•
The Semi-Annual Report of the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund, dated April 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811‑05037) (Accession No. 0000898531-18-000394)), is incorporated by reference.

Part B-2

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization (the “Plan”), the Congress SMid Core Opportunity Fund (“Acquired Fund”)(formerly named the Congress All Cap Opportunity Fund) is proposed to be reorganized into the Congress Mid Cap Growth Fund (“Acquiring Fund”)(the “Reorganization”).

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquired Fund and the Acquiring Fund for the twelve-month period ended April 30, 2018.  The unaudited pro forma information provided herein should be read in conjunction with the annual report to shareholders for the fiscal year ended October 31, 2017, and the semi-annual report dated April 30, 2018, for the Acquired Fund and the Acquiring Fund.

The Reorganization’s primary purpose is to combine the assets of the Acquired Fund with the Acquiring Fund in a belief that it will benefit shareholders of the Acquired Fund who wish to maintain investments in a similar strategy.  In addition, combining the portfolios will eliminate the likelihood that Congress Asset Management LLP (the “Advisor”) will find it necessary to liquidate the Acquired Fund because it can no longer subsidize the expenses of the Acquired Fund.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended April 30, 2018, has been prepared to give effect to the proposed Reorganization pursuant to the Plan as if it had been consummated on May 1, 2017.

Basis of Pro Forma Financial Information

On September 7, 2018, the Funds’ Board of Trustees approved a Plan whereby the Congress SMid Core Opportunity Fund will transfer all of its assets and liabilities to the Congress Mid Cap Growth Fund.  Shareholders of the Acquired Fund would receive shares of the Acquiring Fund equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and the Acquired Fund then would be dissolved.  These events would happen on a single day, which is currently expected to be October 26, 2018.

The Acquiring Fund shares to be issued to the Acquired Fund shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Acquiring Fund receives from the Acquired Fund Shares, as determined pursuant to the terms of the Plan.  All Acquiring Fund shares to be delivered to the Acquired Fund will be delivered at net asset value without a sales load, commission, or other similar fee being imposed.  All securities held by the Acquired Fund comply with the investment objectives, strategies, and restrictions of the Acquiring Fund at April 30, 2018.  The Reorganization is expected to be tax-free for U.S. federal income tax purposes.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated. The Acquiring Fund will be the surviving fund for accounting purposes.  The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

Table 1 – Reorganization Shares

The Acquired Fund (the Acquired Fund is a series of Professionally Managed Portfolios)	Reorganizes Into	The Acquiring Fund (the Acquiring Fund is a series of Professionally Managed Portfolios)
Congress SMid Core Opportunity Fund Retail Class: CACOX Institutional Class: IACOX	→	Congress Mid Cap Growth Fund Retail Class: CMIDX Institutional Class: IMIDX

Part B-3

Table 2 – The Acquired Fund’s and Acquiring Fund’s Net Assets as of April 30, 2018

Fund Capitalization as of April 30, 2018	Net Assets	Shares Outstanding	Net Asset Value Per Share

Congress SMid Core Opportunity Fund	$26,288,302
Retail	$3,310,384	174,358	$18.99
Institutional	$22,977,918	1,206,216	$19.05

Congress Mid Cap Growth Fund	$984,247,826
Retail	$40,969,800	2,210,325	$18.54
Institutional	$943,278,026	50,451,412	$18.70

Adjustments[1]	$ (47,893)	29,312[2]	N/A3

Congress Mid Cap Growth Fund (Pro Forma)	$1,010,584,021
Retail	$44,291,593	2,389,494	$18.54
Institutional	$966,292,428	51,682,129	$18.70
1 See Table of Adjustments below for details.
2 Shares outstanding were adjusted on a pro forma basis due to the difference in net asset value per share between each Fund’s Retail and Institutional Classes as of April 30, 2018.  The shares outstanding of each class of the Acquired Fund were converted to shares outstanding of the respective class of the Acquiring Fund on a pro forma basis by dividing the net assets of each class of the Acquired Fund by the net asset value per share of the respective class of the Acquiring Fund. This is performed so that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.
3 Pro forma adjustments did not have an impact to the Net Asset Value per share.

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma combined fund as if the Reorganization had taken place on May 1, 2017.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Table of Adjustments
EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees[1]	$ (91,428)
Professional Fees[2]	$ (34,240)
Trustees Fees[3]	$ (10,645)
Miscellaneous Expenses[4]	$ (42,177)
Fees Waived and Expenses Reimbursed[5]	$ 130,597
Total Adjustments[6]	$ (47,893)

1 Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody, administrative services and transfer agency services agreements.
2 Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
3 Trustee fees reflect the trustee compensation plan in effect for the Acquiring Fund for the twelve-month period ended April 30, 2018.
4 Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.
5 During the twelve-month period ended April 30, 2018, Congress Asset Management Company, LLP (“Congress”), the investment adviser to both the Target Fund and the Acquiring Fund, agreed to limit total annual operating expenses for the Target Fund to 1.25% and 1.00% of the Target Fund’s Retail and Institutional Class’ average net assets, respectively, and 1.10% and 0.85% of the Acquiring Fund’s Retail and Institutional Class’ average net assets, respectively.  During the twelve-month period ended April 30, 2018, the Target Fund waived fees and reimbursed expenses for the amounts shown, but on a pro forma basis, the Acquiring Fund is projected to be operating under its expense cap.
6 Not included in the adjustments above are the estimated commissions expected to be incurred due to the realignment of the Acquiring Fund’s portfolio after the Reorganization. As of October 12, 2018, such commissions are estimated to be approximately $9,744, which could result in estimated capital gains of approximately $2.3 million.

Part B-4

The actual and pro forma net expense ratios of the Funds for the twelve months ended April 30, 2018 were as follows.

Net Expense Ratio(1)	Acquired Fund: Congress SMid Core Opportunity Fund	Acquiring Fund: Congress Mid Cap Growth Fund	Congress Mid Cap Fund (pro forma)
Retail Class	1.26%	1.07%	1.07%
Institutional Class	1.01%	0.82%	0.82%
(1)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Acquired Fund to 1.25% and 1.00% of the Acquired Fund’s Retail Class shares’ and Institutional Class shares’, respectively and the Acquiring Fund to 1.10% and 0.85% of the Acquiring Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively (the “Expense Caps”). The Expense Caps are indefinite, and will remain in effect indefinitely until at least February 29, 2020. Prior to April 30, 2017, the expense caps were 1.00% and 0.75% of the Acquired Fund and Acquiring Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively. The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Acquired Fund and Acquiring Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap. Currently, the Acquiring Fund is operating below the Expense Cap.

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

Federal Income Taxes

The Reorganization will be accounted for as a tax-free reorganization of investment companies.  In a tax-free reorganization:

1.
No gain or loss generally is recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

2.	No gain or loss generally is recognized by the Acquired Fund’s shareholders upon the exchange of the shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund. A Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.  As of April 30, 2018, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of April 30, 2018, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. Please see “Federal Income Tax Consequences of the Reorganization” for additional information regarding the tax effects of the Reorganization.

Reorganization Costs

The cost of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Fund all materials relating to the Reorganization as well as the conversion costs associated with the Reorganization, will be borne the Advisor.

Part B-5

Security Valuation

All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Repositioning

While both the Acquired Fund and Acquiring Fund have identical investment objectives and similar investment strategies and risks, the Funds are of very different sizes and hold different securities. Accordingly, the Advisor currently estimates that, in order to maintain an optimized portfolio for the Acquiring Fund, a large portion of the holdings within the Congress SMid Core Opportunity Fund will be repositioned in the normal course of business. While market and other conditions at the time of closing will impact the level and timing of the portfolio repositioning process, Congress estimates that under current condition, approximately 75% of the Acquired Fund’s portfolio assets will be sold within a few weeks after the Reorganization.  This repositioning may result in shareholders of the combined Congress Mid Cap Growth Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred, although given the relative sizes of the two funds, such capital gains are not expected to be material.  Congress estimates that repositioning of securities will result in capital gains of approximately $2.3 million or 23 basis points of the Acquiring Fund’s net assets.  Transaction costs also may be incurred due to the repositioning of the portfolio. Congress believes that these portfolio transaction costs, including estimated commissions, may be approximately $9,744 (or less than one tenth of one basis points) of annual fund operating expenses.

Part B-6

PART C

OTHER INFORMATION

Item 15.     Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on March 31, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.     Exhibits

Exhibit No.	Exhibit
(1)(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(1)(b)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(1)(c)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(2)	Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(3)	Not applicable.
(4)
A copy of the Agreement and Plan of Reorganization between Professionally Managed Portfolios on behalf of Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund and Congress Asset Management Company, LLP dated [   ], 2018 is attached to Part A of form N-14 as an appendix.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)(a)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 31, 2009.

Part C-1

Exhibit No.	Exhibit
(6)(b)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(6)(c)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(6)(d)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(7)(a)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(7)(b)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(7)(c)
Form of Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(8)	Not applicable.
(9)(a)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(9)(b)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018, filed with the SEC on February 28, 2018.

(9)(c)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(10)(a)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(10)(b)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

Part C-2

Exhibit No.	Exhibit
(10)(c)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(11)
Opinion and Consent issued by Sullivan and Worcester, LLP regarding the validity of shares to be issued is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N‑14, filed with the SEC on September 21, 2018.

(12)
Form of Opinion and Consent of Schiff Hardin, LLP regarding certain tax matters for the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N‑14, filed with the SEC on September 21, 2018.

(13)(a)(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

(13)(a)(ii)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(13)(b)(i)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(13)(b)(ii)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(13)(c)(i)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(13)(c)(ii)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(13)(d)(i)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(13)(d)(ii)
Appendix A of the Operating Expenses Limitation Agreement, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

Part C-3

Exhibit No.	Exhibit
(13)(d)(iii)
Form of Amended Appendix A to the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP is – filed herewith.
(15)	Not applicable.
(16)(a)
Power of Attorney for Dorothy Berry dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(b)
Power of Attorney for Wallace Cook dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(c)
Power of Attorney for Eric Falkeis dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(d)
Power of Attorney for Carl Froebel dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(e)
Power of Attorney for Steve Paggioli dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(f)
Power of Attorney for Aaron J. Perkovich dated November 14, 2016 is herein incorporated by reference from Post-Effective Amendment No. 687 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on November 18, 2016.

(17)(a)
Prospectus and Statement of Additional Information of the Congress Funds dated February 28, 2018 was previously filed with the Trust’s Post-Effective Amendment No. 734 to its Registration Statement on Form N‑1A with the SEC on February 28, 2018 and is incorporated by reference.

(17)(b)	Supplement dated September 7, 2018 to the Congress SMid Core Opportunity Fund February 28, 2018 Prospectus was previously filed with the SEC on September 7, 2018, and is incorporated by reference.
(17)(c)
The Semi-Annual Report to Shareholders of the Congress Funds for the Period Ended April 30, 2018 was previously filed on the Trust’s Form N-CSRS with the SEC on July 6, 2018, and is incorporated by reference.

Item 17.     Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

Part C-4

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

Part C-5

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Glendora and State of California on the 18th day of October, 2018.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on October 18, 2018 by the following persons in the capacities indicated:

Signature	Title	Date

Dorothy A. Berry*	Trustee	October 18, 2018
Dorothy A. Berry

Wallace L. Cook*	Trustee	October 18, 2018
Wallace L. Cook

Eric W. Falkeis*	Trustee	October 18, 2018
Eric W. Falkeis

Carl A. Froebel*	Trustee	October 18, 2018
Carl A. Froebel

Steven J. Paggioli*	Trustee	October 18, 2018
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	October 18, 2018
Elaine E. Richards	Executive Officer

Aaron J. Perkovich*	Treasurer and Principal	October 18, 2018
Aaron J. Perkovich	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		October 18, 2018
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

 C-6

EXHIBIT INDEX

Exhibit Number	Description
EX.(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP

C-7